O 150 P-1

                       SUPPLEMENT DATED FEBRUARY 1, 2000
                             TO THE PROSPECTUS OF

                    FRANKLIN BALANCE SHEET INVESTMENT FUND
                              DATED MARCH 1, 1999

The prospectus is amended as follows:

I. As of February 1, 2000, the fund is open to new investors. The fund, however, reserves the right to modify this policy at any time.

II. The management team on page 10 is amended to read:

 The team responsible for the fund's management is:

 BRUCE C. BAUGHMAN, SENIOR VICE PRESIDENT OF ADVISORY SERVICES
 Mr. Baughman has been a manager of the fund since 1990. He joined the Franklin Templeton Group in 1988.

 WILLIAM J. LIPPMAN, PRESIDENT OF ADVISORY SERVICES
 Mr. Lippman has been a manager of the fund since its inception and has more than 30 years' experience in the securities industry. He joined the Franklin Templeton Group in 1988.

 MARGARET MCGEE, VICE PRESIDENT OF ADVISORY SERVICES
 Ms. McGee has been a manager of the fund since 1988. She joined the Franklin Templeton Group in 1988.

III. The section "Distribution and Service (12B-1) Fees" on page 14 is amended to read:

 DISTRIBUTION AND SERVICE (12B-1) FEES The fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution fees of up to 0.25% per year to those who sell and distribute the fund's shares and provide other services to shareholders. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

IV. The section "Buying Shares" on page 19 is replaced in its entirety with the following:

 [Insert graphic of paper with lines and someone writing]
 BUYING SHARES

 MINIMUM INVESTMENTS
----------------------------------------------------------------------

                                                  INITIAL   ADDITIONAL
----------------------------------------------------------------------

 Regular accounts                                  $1,000      $50
----------------------------------------------------------------------

 UGMA/UTMA accounts                                  $100      $50
----------------------------------------------------------------------

 Retirement accounts                            no minimum no minimum
 (other than IRAs, IRA rollovers, Education
 IRAs or Roth IRAs)
----------------------------------------------------------------------

 IRAs, IRA rollovers, Education IRAs or Roth         $250      $50
 IRAs
----------------------------------------------------------------------

 Broker-dealer sponsored wrap account programs       $250      $50
----------------------------------------------------------------------

 Full-time employees, officers, trustees and         $100      $50
 directors of
 Franklin Templeton entities, and their
 immediate family members
----------------------------------------------------------------------

          PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                    FOR SALE IN YOUR STATE OR JURISDICTION.

 Certain Franklin Templeton Funds offer multiple share classes not offered by this fund. Please note that for selling or exchanging your shares, or for other purposes, the fund's shares are considered Class A shares.

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see page 20).

 BUYING SHARES
----------------------------------------------------------------------
                      OPENING AN ACCOUNT      ADDING TO AN ACCOUNT
----------------------------------------------------------------------

 [Insert graphic      Contact your            Contact your
 of hands shaking]    investment              investment
                      representative          representative
 THROUGH YOUR
 INVESTMENT
 REPRESENTATIVE
----------------------------------------------------------------------

 [Insert graphic      Make your check         Make your check
 of envelope]         payable to Franklin     payable to Franklin
                      Balance Sheet           Balance Sheet
 BY MAIL              Investment Fund.        Investment Fund.
                                              Include your account
                      Mail the check and      number on the check.
                      your signed
                      application to          Fill out the deposit
                      Investor Services.      slip from your account
                                              statement. If you do
                                              not have a slip,
                                              include a note with
                                              your name, the fund
                                              name, and your account
                                              number.

                                              Mail the check and
                                              deposit slip or note
                                              to Investor Services.
----------------------------------------------------------------------

 [Insert graphic      Call to receive a wire  Call to receive a wire
 of three lightning   control number and      control number and
 bolts]               wire instructions.      wire instructions.

 BY WIRE              Wire the funds and      To make a same day
                      mail your signed        wire investment,
 1-800/632-2301       application to          please call us by 1:00
 (or 1-650/312-2000   Investor Services.      p.m. Pacific time and
 collect)             Please include the      make sure your wire
                      wire control number or  arrives by 3:00 p.m.
                      your new account
                      number on the
                      application.

                      To make a same day
                      wire investment,
                      please call us by 1:00
                      p.m. Pacific time and
                      make sure your wire
                      arrives by 3:00 p.m.
----------------------------------------------------------------------

 [Insert graphic of   Call Shareholder        Call Shareholder
 two arrows pointing  Services at the number  Services at the number
 in opposite          below, or send signed   below or our automated
 directions]          written instructions.   TeleFACTS system, or
                      The TeleFACTS system    send signed written
 BY EXCHANGE          cannot be used to open  instructions.
                      a new account.
 TeleFACTS(R)                                   (Please see page 21
 1-800/247-1753       (Please see page 21     for information on
 (around-the-clock    for information on      exchanges.)
 access)              exchanges.)
----------------------------------------------------------------------

             FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                           SACRAMENTO, CA 95899-9983
                        CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

V. The section "Automatic Investment Plan" on page 20 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $50 ($25 for an Education IRA). To sign up, complete the appropriate section of your account application.

VI. The section "Exchange Privilege" on page 21 is revised to reflect that as of February 1, 2000, exchanges into the fund from other Franklin Templeton Funds will be accepted to establish a new account.

VII. The first paragraph under "Selling Shares" on page 23 is replaced with the following:

 You can sell your shares at any time.

VIII. In the Selling Shares table on page 24 the section "By Wire" is replaced with the following:

----------------------------------------------------------------------
 [Insert graphic    You can call or write to have redemption
 of three lightning proceeds sent to a bank account. See the
 bolts]             policies above for selling shares by mail or
                    phone.
 BY ELECTRONIC
 FUNDS              Before requesting to have redemption proceeds
 TRANSFER (ACH)     sent to a bank account, please make sure we have
                    your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the ownership of the bank and fund accounts is different.

                    If we receive your request in proper form by
                    1:00 p.m. Pacific time, proceeds sent by ACH
                    generally will be available within two to three
                    business days.
----------------------------------------------------------------------

IX. The section "Accounts with Low Balances" on page 25 is replaced with the following:

 ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

X. The section "Statements and Reports" on page 25 is replaced with the following:

 STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

 If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

               Please keep this supplement for future reference.